Securities Financing Activities	12 Months Ended
Dec. 31, 2025
Securities Financing Transactions [Abstract]
Securities Financing Activities

Note 17: Securities Financing Activities
We enter into resale and repurchase agreements and securities borrowing and lending agreements (collectively, “securities financing activities”) typically to finance trading assets (including securities and derivatives), acquire securities to cover trading liability positions, accommodate customers’ financing needs, and settle other securities obligations. These activities are conducted through our broker-dealer subsidiaries and, to a lesser extent, through other bank entities. Our securities financing activities predominantly involve high-quality, liquid securities such as U.S. Treasury securities and government agency securities and, to a lesser extent, less liquid securities, including equity securities, corporate bonds and asset-backed securities. We account for these transactions as collateralized financings in which we typically receive or pledge securities as collateral. We believe these financing transactions generally do not have material credit risk given the collateral provided and the related monitoring processes.

OFFSETTING OF SECURITIES FINANCING ACTIVITIES. Table 17.1 presents resale and repurchase agreements subject to master repurchase agreements (MRA) and securities borrowing and lending agreements subject to master securities lending agreements (MSLA). Where legally enforceable, these master netting arrangements give the ability, in the event of default by the counterparty, to liquidate securities held as collateral and to offset receivables and payables with the same counterparty.
Securities financings with the same counterparty are presented net on our consolidated balance sheet, provided certain balance sheet netting criteria are met. The majority of transactions subject to these agreements do not meet those criteria and thus are not eligible for balance sheet netting.

Securities collateral we pledge is not netted on our consolidated balance sheet against the related liability. Securities collateral we receive is not recognized on our consolidated balance sheet. Collateral pledged or received may be increased or decreased over time to maintain certain contractual thresholds, as the assets underlying each arrangement fluctuate in value. For additional information on collateral pledged and received, see Note 18 (Pledged Assets and Collateral). Generally, these agreements require collateral to exceed the asset or liability recognized on the balance sheet. The following table includes the amount of collateral pledged or received related to exposures subject to enforceable MRAs or MSLAs. While these agreements are typically over-collateralized, the disclosure in this table is limited to the reported amount of such collateral to the amount of the related recognized asset or liability for each counterparty.

In addition to the amounts included in Table 17.1, we also have balance sheet netting related to derivatives that is disclosed in Note 13 (Derivatives).
Table 17.1: Offsetting – Securities Financing Activities

(in millions)	Dec 31, 2025	Dec 31, 2024
Assets:
Resale and securities borrowing agreements
Gross amounts recognized	$291,236	159,538
Gross amounts offset in consolidated balance sheet (1)	(97,368)	(54,208)
Net amounts in consolidated balance sheet (2)	193,868	105,330
Collateral received not recognized in consolidated balance sheet (3)	(192,410)	(104,313)
Net amount (4)	$1,458	1,017
Liabilities:
Repurchase and securities lending agreements
Gross amounts recognized	$330,040	149,427
Gross amounts offset in consolidated balance sheet (1)	(97,368)	(54,208)
Net amounts in consolidated balance sheet (5)	232,672	95,219
Collateral pledged but not netted in consolidated balance sheet (6)	(232,618)	(95,170)
Net amount (4)	$54	49
(1)Represents recognized amount of resale and repurchase agreements with counterparties subject to enforceable MRAs that have been offset within our consolidated balance sheet.
(2)Included in federal funds sold and securities borrowed or purchased under resale agreements on our consolidated balance sheet. Excludes $29.0 billion and $21.8 billion classified on our consolidated balance sheet in loans at December 31, 2025 and 2024, respectively, which relates to resale agreements involving collateral other than securities as part of our commercial lending business activities.
(3)Represents the fair value of collateral we have received under enforceable MRAs or MSLAs, limited in the table above to the amount of the recognized asset due from each counterparty.
(4)Represents the amount of our exposure (assets) or obligation (liabilities) that is not collateralized and/or is not subject to an enforceable MRA or MSLA.
(5)Included in federal funds purchased and securities loaned or sold under repurchase agreements on our consolidated balance sheet.
(6)Represents the fair value of collateral we have pledged, related to enforceable MRAs or MSLAs, limited in the table above to the amount of the recognized liability owed to each counterparty.
REPURCHASE AND SECURITIES LENDING AGREEMENTS. Securities sold under repurchase agreements and securities lending arrangements are effectively short-term collateralized borrowings. In these transactions, we receive cash in exchange for transferring securities as collateral and recognize an obligation to reacquire the securities for cash at the transaction’s maturity. These types of transactions create risks, including (1) the counterparty may fail to return the securities at maturity, (2) the fair value of the securities transferred may decline below the amount of our obligation to reacquire the securities, and therefore create an obligation for us to pledge additional amounts, and (3) the counterparty may accelerate the maturity on demand, requiring us to reacquire the security prior to contractual maturity. We attempt to mitigate these risks in various ways. Our collateral predominantly consists of highly liquid securities. In addition, we underwrite and monitor the financial strength of our counterparties, monitor the fair value of collateral pledged relative to contractually required repurchase amounts, and monitor that our collateral is properly returned through the clearing and settlement process in advance of our cash repayment. Table 17.2 provides the gross amounts recognized on our consolidated balance sheet (before the effects of offsetting) of our liabilities for repurchase and securities lending agreements disaggregated by underlying collateral type.
Table 17.2: Gross Obligations by Underlying Collateral Type

(in millions)	Dec 31, 2025	Dec 31, 2024
Repurchase agreements:
Securities of U.S. Treasury and federal agencies	$176,386	70,362
Federal agency mortgage-backed securities	118,503	54,107
Non-agency mortgage-backed securities	3,266	2,397
Corporate debt securities	13,567	10,008
Asset-backed securities	4,705	2,334
Equity securities	2,809	1,584
Other	3,246	1,388
Total repurchases	322,482	142,180
Securities lending arrangements:
Corporate debt securities	1,735	1,925
Equity securities	5,700	5,101
Other	123	221
Total securities lending	7,558	7,247
Total repurchases and securities lending	$330,040	149,427
Table 17.3 provides the contractual maturities of our gross obligations under repurchase and securities lending agreements. Securities lending is often executed under agreements that allow either party to terminate the transaction without notice, while repurchase agreements typically have a term structure that matures at a point in time. The overnight agreements require an election by both parties to roll the trade, while continuous agreements require an election by either party to terminate the agreement.
Table 17.3: Contractual Maturities of Gross Obligations

(in millions)	Repurchase agreements	Securities lending agreements
December 31, 2025
Overnight/continuous	$200,118	3,907
Up to 30 days	74,120	—
30-90 days	28,270	—
>90 days	19,974	3,651
Total gross obligation	$322,482	7,558
December 31, 2024
Overnight/continuous	$79,560	4,096
Up to 30 days	40,318	—
30-90 days	8,909	300
>90 days	13,393	2,851
Total gross obligation	$142,180	7,247